JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 2.0%
General Dynamics Corp.	434	99,043
Northrop Grumman Corp.	424	195,769
Raytheon Technologies Corp.	1,860	182,150
Textron, Inc.	443	31,289
		508,251
Air Freight & Logistics — 0.9%
FedEx Corp.	51	11,653
United Parcel Service, Inc., Class B	1,105	214,359
		226,012
Automobile Components — 0.0% ^
Aptiv plc *	98	10,995
Automobiles — 1.3%
Tesla, Inc. *	1,583	328,409
Banks — 3.7%
Bank of America Corp.	5,229	149,549
Citigroup, Inc.	1,129	52,939
Citizens Financial Group, Inc.	686	20,834
Fifth Third Bancorp	604	16,091
M&T Bank Corp.	323	38,621
PNC Financial Services Group, Inc. (The)	405	51,475
Truist Financial Corp.	3,666	125,011
US Bancorp	3,971	143,154
Wells Fargo & Co.	9,210	344,270
		941,944
Beverages — 2.1%
Coca-Cola Co. (The)	4,958	307,544
Constellation Brands, Inc., Class A	111	25,074
Monster Beverage Corp. *	1,593	86,038
PepsiCo, Inc.	663	120,865
		539,521
Biotechnology — 5.4%
AbbVie, Inc.	3,483	555,086
Alnylam Pharmaceuticals, Inc. *	63	12,620
Amgen, Inc.	245	59,229
Biogen, Inc. *	371	103,149
BioMarin Pharmaceutical, Inc. *	69	6,710
Exact Sciences Corp. *	495	33,566
Regeneron Pharmaceuticals, Inc. *	399	327,846
Sarepta Therapeutics, Inc. *	197	27,153
Seagen, Inc. *	126	25,511
Vertex Pharmaceuticals, Inc. *	720	226,850
		1,377,720
Broadline Retail — 3.3%
Amazon.com, Inc. *	7,144	737,904

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Etsy, Inc. *	241	26,831
MercadoLibre, Inc. (Brazil) *	53	69,857
		834,592
Building Products — 0.8%
Masco Corp.	349	17,352
Trane Technologies plc	1,042	191,707
		209,059
Capital Markets — 4.6%
Ameriprise Financial, Inc.	277	84,900
BlackRock, Inc.	173	115,758
Blackstone, Inc.	381	33,467
Charles Schwab Corp. (The)	1,447	75,794
CME Group, Inc.	263	50,370
Goldman Sachs Group, Inc. (The)	216	70,656
Intercontinental Exchange, Inc.	333	34,729
Morgan Stanley	4,165	365,687
MSCI, Inc.	45	25,186
Raymond James Financial, Inc.	287	26,768
S&P Global, Inc.	675	232,720
State Street Corp.	220	16,652
T. Rowe Price Group, Inc.	318	35,902
		1,168,589
Chemicals — 2.4%
Air Products and Chemicals, Inc.	453	130,106
Axalta Coating Systems Ltd. *	3,450	104,501
Dow, Inc.	456	24,998
DuPont de Nemours, Inc.	107	7,680
Eastman Chemical Co.	1,057	89,147
Linde plc	153	54,382
LyondellBasell Industries NV, Class A	126	11,830
PPG Industries, Inc.	1,242	165,906
Sherwin-Williams Co. (The)	87	19,555
		608,105
Commercial Services & Supplies — 0.3%
Cintas Corp.	31	14,343
Republic Services, Inc.	441	59,632
		73,975
Communications Equipment — 0.1%
Motorola Solutions, Inc.	64	18,312
Construction Materials — 0.6%
Vulcan Materials Co.	912	156,463
Consumer Finance — 1.0%
American Express Co.	1,113	183,589
Capital One Financial Corp.	684	65,774
		249,363

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	118	58,631
Dollar General Corp.	554	116,595
Target Corp.	218	36,107
Walmart, Inc.	492	72,545
		283,878
Containers & Packaging — 0.1%
Ball Corp.	603	33,231
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	1,807	70,274
Electric Utilities — 2.4%
Entergy Corp.	208	22,410
NextEra Energy, Inc.	5,105	393,493
PG&E Corp. *	6,781	109,649
Xcel Energy, Inc.	1,464	98,732
		624,284
Electrical Equipment — 1.1%
Eaton Corp. plc	1,539	263,693
Rockwell Automation, Inc.	96	28,171
		291,864
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	559	45,681
Corning, Inc.	284	10,020
		55,701
Energy Equipment & Services — 0.7%
Baker Hughes Co.	5,991	172,900
Entertainment — 0.5%
Netflix, Inc. *	346	119,536
Walt Disney Co. (The) *	215	21,528
		141,064
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B *	747	230,651
Block, Inc. *	391	26,842
FleetCor Technologies, Inc. *	135	28,465
Mastercard, Inc., Class A	952	345,967
PayPal Holdings, Inc. *	312	23,693
Visa, Inc., Class A	404	91,086
		746,704
Food Products — 0.4%
Mondelez International, Inc., Class A	1,297	90,427
Ground Transportation — 1.5%
CSX Corp.	2,538	75,988
Norfolk Southern Corp.	667	141,404

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Uber Technologies, Inc. *	4,389	139,131
Union Pacific Corp.	138	27,774
		384,297
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	435	44,048
Align Technology, Inc. *	136	45,443
Baxter International, Inc.	481	19,509
Becton Dickinson & Co.	206	50,993
Boston Scientific Corp. *	3,870	193,616
Dexcom, Inc. *	235	27,302
Intuitive Surgical, Inc. *	231	59,014
Medtronic plc	1,078	86,909
Stryker Corp.	55	15,701
Zimmer Biomet Holdings, Inc.	390	50,388
		592,923
Health Care Providers & Services — 3.7%
Centene Corp. *	350	22,123
Cigna Group (The)	226	57,750
CVS Health Corp.	467	34,703
Elevance Health, Inc.	217	99,779
HCA Healthcare, Inc.	211	55,636
Humana, Inc.	188	91,266
McKesson Corp.	199	70,854
UnitedHealth Group, Inc.	1,047	494,802
Universal Health Services, Inc., Class B	139	17,667
		944,580
Health Care REITs — 0.2%
Ventas, Inc.	1,155	50,069
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	2,096	34,563
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A *	260	32,344
Booking Holdings, Inc. *	41	108,749
Chipotle Mexican Grill, Inc. *	46	78,581
Domino's Pizza, Inc.	29	9,566
Expedia Group, Inc. *	231	22,414
Marriott International, Inc., Class A	465	77,209
McDonald's Corp.	1,011	282,686
Yum! Brands, Inc.	273	36,058
		647,607
Household Durables — 0.2%
Lennar Corp., Class A	168	17,658
Newell Brands, Inc.	1,496	18,610
Toll Brothers, Inc.	153	9,185
		45,453

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.8%
Colgate-Palmolive Co.	599	45,015
Kimberly-Clark Corp.	165	22,146
Procter & Gamble Co. (The)	945	140,512
		207,673
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	456	87,151
Industrial REITs — 1.0%
Prologis, Inc.	2,032	253,533
Insurance — 1.9%
Chubb Ltd.	318	61,749
Globe Life, Inc.	139	15,293
Hartford Financial Services Group, Inc. (The)	840	58,540
Loews Corp.	512	29,706
Marsh & McLennan Cos., Inc.	195	32,477
MetLife, Inc.	867	50,234
Progressive Corp. (The)	1,183	169,240
Prudential Financial, Inc.	378	31,276
Travelers Cos., Inc. (The)	263	45,081
		493,596
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A *	4,539	470,830
Alphabet, Inc., Class C *	3,628	377,312
Meta Platforms, Inc., Class A *	2,051	434,689
Snap, Inc., Class A *	1,090	12,219
		1,295,050
IT Services — 0.8%
Accenture plc, Class A	237	67,737
Cognizant Technology Solutions Corp., Class A	852	51,912
International Business Machines Corp.	307	40,245
MongoDB, Inc. *	62	14,453
Shopify, Inc., Class A (Canada) *	736	35,284
		209,631
Life Sciences Tools & Services — 0.6%
Danaher Corp.	164	41,335
Thermo Fisher Scientific, Inc.	176	101,441
		142,776
Machinery — 2.1%
Deere & Co.	756	312,137
Dover Corp.	771	117,146
Otis Worldwide Corp.	348	29,371
Parker-Hannifin Corp.	247	83,019
		541,673
Media — 0.9%
Charter Communications, Inc., Class A *	119	42,556

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	3,792	143,755
Trade Desk, Inc. (The), Class A *	595	36,241
		222,552
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,944	79,529
Nucor Corp.	82	12,667
		92,196
Multi-Utilities — 0.9%
Ameren Corp.	222	19,179
CenterPoint Energy, Inc.	742	21,859
CMS Energy Corp.	1,258	77,216
Dominion Energy, Inc.	231	12,915
Public Service Enterprise Group, Inc.	1,315	82,122
Sempra Energy	166	25,093
		238,384
Oil, Gas & Consumable Fuels — 4.7%
Cheniere Energy, Inc.	169	26,634
Chevron Corp.	847	138,196
ConocoPhillips	3,963	393,169
Diamondback Energy, Inc.	322	43,525
EOG Resources, Inc.	1,319	151,197
Exxon Mobil Corp.	2,756	302,223
Marathon Oil Corp.	655	15,694
Pioneer Natural Resources Co.	624	127,446
		1,198,084
Passenger Airlines — 0.2%
Southwest Airlines Co.	1,617	52,617
Personal Care Products — 0.0% ^
Estee Lauder Cos., Inc. (The), Class A	37	9,119
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	5,637	390,701
Eli Lilly & Co.	389	133,590
Johnson & Johnson	1,072	166,160
Merck & Co., Inc.	703	74,792
Pfizer, Inc.	1,598	65,198
		830,441
Professional Services — 0.3%
Equifax, Inc.	63	12,779
Leidos Holdings, Inc.	631	58,090
		70,869
Residential REITs — 0.3%
AvalonBay Communities, Inc.	117	19,663
Equity LifeStyle Properties, Inc.	226	15,171

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Sun Communities, Inc.	132	18,596
UDR, Inc.	446	18,313
		71,743
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc. *	2,155	211,212
Analog Devices, Inc.	945	186,373
ASML Holding NV (Registered), NYRS (Netherlands)	102	69,432
Broadcom, Inc.	24	15,397
Enphase Energy, Inc. *	46	9,673
Lam Research Corp.	192	101,783
NVIDIA Corp.	1,649	458,043
NXP Semiconductors NV (China)	2,051	382,460
Qorvo, Inc. *	85	8,633
Teradyne, Inc.	583	62,678
Texas Instruments, Inc.	1,086	202,007
		1,707,691
Software — 9.5%
Adobe, Inc. *	326	125,631
Cadence Design Systems, Inc. *	62	13,026
HubSpot, Inc. *	69	29,584
Intuit, Inc.	451	201,069
Microsoft Corp.	5,740	1,654,842
Oracle Corp.	2,356	218,919
Salesforce, Inc. *	427	85,306
Synopsys, Inc. *	124	47,895
Workday, Inc., Class A *	212	43,786
		2,420,058
Specialized REITs — 0.2%
Equinix, Inc.	33	23,794
SBA Communications Corp.	125	32,634
		56,428
Specialty Retail — 3.9%
AutoNation, Inc. *	97	13,033
AutoZone, Inc. *	74	181,903
Best Buy Co., Inc.	326	25,516
Burlington Stores, Inc. *	67	13,541
Home Depot, Inc. (The)	373	110,080
Lowe's Cos., Inc.	2,014	402,740
O'Reilly Automotive, Inc. *	81	68,767
TJX Cos., Inc. (The)	2,456	192,452
		1,008,032
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	8,134	1,341,296
Seagate Technology Holdings plc	423	27,969
		1,369,265

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	1,673	205,177
Tapestry, Inc.	611	26,340
		231,517
Tobacco — 0.5%
Altria Group, Inc.	277	12,360
Philip Morris International, Inc.	1,139	110,768
		123,128
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	430	62,281
Total Common Stocks (Cost $25,232,274)		25,456,617
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $127,079)	127,079	127,079
Total Investments — 100.0% (Cost $25,359,353)		25,583,696
Other Assets Less Liabilities — 0.0% ^		2,809
NET ASSETS — 100.0%		25,586,505

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	4	06/16/2023	USD	82,755	3,685

Abbreviations
USD	United States Dollar

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,583,696	$—	$—	$25,583,696
Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,685	$—	$—	$3,685

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$108,091	$989,393	$970,405	$—	$—	$127,079	127,079	$2,303	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.